Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of unrecognized income tax benefits
Unrecognized tax benefits balance at beginning of year	$ 46	$ 42	$ 39
Additions for tax positions of current year	8	6	11
Additions for tax positions of prior years	2	1	3
Reductions for tax positions of prior years	(1)	(1)	(1)
Reductions for lapses in statutes of limitations	(6)	(2)	(10)
Unrecognized tax benefits balance at end of year	$ 49	$ 46	$ 42